Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2025	2024
Deferred tax assets:
Net operating loss carry forward	$28,139	$23,377
Temporary differences mainly relating to Research and Development
Lease liabilities	378	322
Deferred tax asset before valuation allowance	28,517	23,699

Deferred tax liabilities:
Right-of-use assets	(409)	(284)
Deferred tax liabilities before valuation allowance	(409)	(284)

Valuation allowance	(28,108)	(23,415)

Deferred tax asset, net	$-	$-

Schedule of Statutory Tax Rate and Effective Tax Rate Recognition of Valuation Allowance

The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowance in respect of deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.

	Year ended December 31, 2025
	Tax	Rate

IL statutory tax rate	$1,911	23%
Foreign tax effects:
Statutory tax rate difference between U.S. and Israel	(10)	(2)%
Statutory tax rate difference between Poland and Israel	2	(4)%

Non-taxable or non-deductible items:
Share-based compensation	(28)	-

Changes in valuation allowance	$(1,875)	$-
Total income taxes	-	-